UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22724

Exact name of registrant as specified in charter:	Prudential Global Short Duration High Yield Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs 655 Broad Street, 17th Floor, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	7/31/2016

Date of reporting period:	10/31/2015

Item 1. Schedule of Investments

Prudential Global Short Duration High Yield Fund, Inc.

Schedule of Investments

as of October 31, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value
LONG-TERM INVESTMENTS — 136.8%
BANK LOANS(a) — 4.9%
Building Materials & Construction — 0.5%
Materis CHRYSO SA (France)	4.750%	08/13/21	EUR	3,000	$3,267,611

Capital Goods — 0.4%
Laureate Education, Inc.	5.000%	06/16/18		2,431	2,087,241
Neff Rental LLC	7.250%	06/09/21		1,054	948,420

					3,035,661

Chemicals — 0.1%
Axalta Coating Systems (US Holdings), Inc.	3.750%	02/01/20		897	894,069

Foods — 1.1%
Agrokor DD Spv2 (Croatia), PIK	9.500%	06/04/18	EUR	4,700	5,161,896
Jacobs Douwe Egberts (Netherlands)	4.250%	07/02/22	EUR	1,848	2,033,575

					7,195,471

Gaming — 0.9%
Gala Group Finance PLC (United Kingdom)	5.506%	05/25/18	GBP	4,000	6,157,261

Industrial — 0.5%
Verisure Holding AB (Sweden)	3.939%	11/30/22	EUR	3,000	3,294,237

Metals — 0.5%
Murray Energy Corp.	7.500%	04/16/20		4,988	3,258,498

Non-Captive Finance — 0.1%
Scout24 AG (Germany)	4.250%	02/28/21	EUR	909	997,735

Technology — 0.4%
BMC Software Finance, Inc.	5.000%	09/10/20		2,736	2,457,126

Telecommunications — 0.4%
Communications Sales & Leasing, Inc.	5.000%	10/24/22		3,092	2,911,870

TOTAL BANK LOANS (cost $38,669,062)					33,469,539

CORPORATE BONDS — 86.3%
Airlines — 1.8%
Continental Airlines, Inc., Pass-Through Trust, Series 2012-3, Class C, Pass-Through Certificates(b)	6.125%	04/29/18		11,780	12,138,112

Auto Parts & Equipment — 0.4%
American Axle & Manufacturing, Inc., Gtd. Notes	7.750%	11/15/19		2,722	3,041,835

Building Materials — 2.7%
Unifrax I LLC/Unifrax Holding Co., Gtd. Notes, 144A (original cost $6,120,000; purchased 07/28/14)(c)(d)	7.500%	02/15/19		6,000	5,790,000
US Concrete, Inc., Sr. Sec’d. Notes	8.500%	12/01/18		8,200	8,507,500
USG Corp., Sr. Unsec’d. Notes	9.750%	01/15/18		3,750	4,209,375

					18,506,875

Chemicals — 3.6%
Axalta Coating Systems US Holdings Inc./Axalta Coating Systems Dutch Holding B BV, Gtd. Notes, 144A	7.375%	05/01/21		14,123	14,935,072
Hexion US Finance Corp., Sr. Sec’d. Notes(b)	8.875%	02/01/18		1,755	1,342,575
PolyOne Corp., Sr. Unsec’d. Notes(b)	7.375%	09/15/20		5,704	5,945,850
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp., Sec’d. Notes, 144A(b)	6.500%	04/15/21		1,990	1,990,000

					24,213,497

Commercial Services — 5.6%
Hertz Corp. (The), Gtd. Notes	4.250%	04/01/18	3,125	3,164,062
Hertz Corp. (The), Gtd. Notes	6.750%	04/15/19	3,000	3,078,750
Hertz Corp. (The), Gtd. Notes(b)	7.500%	10/15/18	3,069	3,138,053
Igloo Holdings Corp., Sr. Unsec’d. Notes, PIK, 144A(b)	8.250%	12/15/17	3,750	3,768,750
Interactive Data Corp., Gtd. Notes, 144A	5.875%	04/15/19	7,990	8,039,937
Laureate Education, Inc., Gtd. Notes, 144A	9.250%	09/01/19	3,900	3,100,500
Safway Group Holding LLC/Safway Finance Corp., Sec’d. Notes, 144A	7.000%	05/15/18	6,950	7,141,125
Service Corp. International, Sr. Unsec’d. Notes(b)	7.000%	06/15/17	6,140	6,619,657

				38,050,834

Computers — 0.1%
SunGard Data Systems, Inc., Gtd. Notes	6.625%	11/01/19	740	765,900

Construction & Engineering — 0.6%
Michael Baker International, Inc., Sr. Sec’d. Notes, 144A	8.250%	10/15/18	4,725	4,441,500

Containers & Packaging — 3.0%
AEP Industries, Inc., Sr. Unsec’d. Notes(b)	8.250%	04/15/19	6,110	6,293,300
Beverage Packaging Holdings Luxembourg II SA (New Zealand), Gtd. Notes, 144A(b)	6.000%	06/15/17	1,875	1,884,375
Greif, Inc., Sr. Unsec’d. Notes	6.750%	02/01/17	865	901,745
Greif, Inc., Sr. Unsec’d. Notes	7.750%	08/01/19	6,050	6,783,563
PaperWorks Industries, Inc., Sr. Sec’d. Notes, 144A(b)	9.500%	08/15/19	3,025	3,009,875
Sealed Air Corp., Gtd. Notes, 144A(b)	6.500%	12/01/20	1,260	1,408,050

				20,280,908

Distribution/Wholesale — 1.5%
Brightstar Corp., Gtd. Notes, 144A (original cost $7,528,263; purchased 01/04/13-11/14/14)(c)(d)	9.500%	12/01/16	7,030	7,066,556
Brightstar Corp., Sr. Unsec’d. Notes, 144A (original cost $2,770,643; purchased 07/26/13-11/13/13)(c)(d)	7.250%	08/01/18	2,750	2,860,000

				9,926,556

Diversified Financial Services — 3.7%
CoreLogic, Inc., Gtd. Notes	7.250%	06/01/21	5,350	5,630,875
International Lease Finance Corp., Sr. Unsec’d. Notes(b)	8.875%	09/01/17	7,500	8,325,000
KCG Holdings, Inc., Sr. Sec’d. Notes, 144A(b)	6.875%	03/15/20	1,275	1,211,250
OneMain Financial Holdings, Inc., Gtd. Notes, 144A(b)	6.750%	12/15/19	4,875	5,173,594
SLM Corp., Sr. Unsec’d. Notes, MTN(b)	8.450%	06/15/18	4,775	5,121,187

				25,461,906

Diversified Machinery — 0.6%
Case New Holland Industrial, Inc. (United Kingdom), Gtd. Notes	7.875%	12/01/17	2,000	2,162,500
Cleaver-Brooks, Inc., Sr. Sec’d. Notes, 144A (original cost $1,823,125; purchased 03/21/14-10/06/14)(b)(c)(d)	8.750%	12/15/19	1,675	1,612,355

				3,774,855

Electric — 3.8%
AES Corp. (The), Sr. Unsec’d. Notes(b)	3.324%(a)	06/01/19	1,150	1,095,814
AES Corp. (The), Sr. Unsec’d. Notes(b)	7.375%	07/01/21	1,525	1,624,125
DPL, Inc., Sr. Unsec’d. Notes(b)	6.500%	10/15/16	219	223,927
DPL, Inc., Sr. Unsec’d. Notes(b)	7.250%	10/15/21	2,825	2,835,594
Dynegy, Inc., Gtd. Notes(b)	6.750%	11/01/19	5,350	5,336,625

GenOn Energy, Inc., Sr. Unsec’d. Notes(b)	7.875%	06/15/17	1,750	1,623,125
GenOn Energy, Inc., Sr. Unsec’d. Notes	9.500%	10/15/18	3,375	2,970,000
Mirant Mid Atlantic LLC, Series B, Pass-Through Trust, Pass-Through Certificates	9.125%	06/30/17	470	474,865
NRG Energy, Inc., Gtd. Notes	7.625%	01/15/18	5,734	6,006,365
NRG Energy, Inc., Gtd. Notes(b)	7.875%	05/15/21	675	671,625
NRG Energy, Inc., Gtd. Notes	8.250%	09/01/20	2,750	2,818,750
NRG REMA LLC, Series B, Pass-Through Certificates(d)	9.237%	07/02/17	434	448,338

				26,129,153

Electrical Components & Equipment — 0.5%
Anixter, Inc., Gtd. Notes	5.625%	05/01/19	1,000	1,057,500
WireCo WorldGroup, Inc., Gtd. Notes(b)	9.500%	05/15/17	2,600	2,366,000

				3,423,500

Energy-Coal — 0.1%
Peabody Energy Corp., Gtd. Notes(b)	6.000%	11/15/18	2,600	455,000

Entertainment — 5.1%
CCM Merger, Inc., Gtd. Notes, 144A (original cost $2,995,000; purchased 05/21/14-08/17/15)(b)(c)(d)	9.125%	05/01/19	2,800	2,968,000
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes(b)	5.250%	03/15/21	4,175	4,352,438
Cinemark USA, Inc., Gtd. Notes(b)	7.375%	06/15/21	2,550	2,696,625
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes(b)	4.375%	11/01/18	1,120	1,159,200
Isle of Capri Casinos, Inc., Gtd. Notes	8.875%	06/15/20	5,525	5,939,375
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., Sr. Sec’d. Notes, 144A (original cost $4,741,313; purchased 07/30/13-08/25/15)(c)(d)	5.000%	08/01/18	4,650	4,801,125
National CineMedia LLC, Sr. Sec’d. Notes(b)	6.000%	04/15/22	675	702,810
National CineMedia LLC, Sr. Unsec’d. Notes(b)	7.875%	07/15/21	1,500	1,582,500
Penn National Gaming, Inc., Sr. Unsec’d. Notes(b)	5.875%	11/01/21	475	484,500
Pinnacle Entertainment, Inc., Gtd. Notes	8.750%	05/15/20	6,750	7,028,437
Scientific Games Corp., Gtd. Notes(b)	8.125%	09/15/18	3,150	2,866,500

				34,581,510

Environmental Control — 0.1%
Clean Harbors, Inc., Gtd. Notes	5.250%	08/01/20	950	988,000

Food — 1.6%
Diamond Foods, Inc., Gtd. Notes, 144A(b)	7.000%	03/15/19	4,800	5,022,000
Shearer’s Foods LLC/Chip Finance Corp., Sr. Sec’d. Notes, 144A(b)	9.000%	11/01/19	3,750	3,975,000
Smithfield Foods, Inc., Sr. Unsec’d. Notes(b)	7.750%	07/01/17	1,507	1,631,328

				10,628,328

Healthcare-Products — 0.5%
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Gtd. Notes, 144A(b)	4.875%	04/15/20	3,325	3,187,844

Healthcare-Services — 5.1%
CHS/Community Health Systems, Inc., Gtd. Notes(b)	8.000%	11/15/19	10,108	10,512,320
HCA, Inc., Gtd. Notes	6.500%	02/15/16	2,500	2,532,500
HCA, Inc., Gtd. Notes	8.000%	10/01/18	2,050	2,324,188
HCA, Inc., Sr. Sec’d. Notes(b)	3.750%	03/15/19	1,300	1,322,750
Kindred Healthcare, Inc., Gtd. Notes, 144A(b)	8.000%	01/15/20	3,525	3,692,437
Select Medical Corp., Gtd. Notes(b)	6.375%	06/01/21	2,000	1,770,000
Tenet Healthcare Corp., Sr. Sec’d. Notes	6.250%	11/01/18	2,626	2,796,690
Tenet Healthcare Corp., Sr. Unsec’d. Notes	5.000%	03/01/19	9,775	9,555,062

				34,505,947

Home Builders — 5.9%
Beazer Homes USA, Inc., Gtd. Notes(b)	5.750%	06/15/19	4,875	4,692,187
Beazer Homes USA, Inc., Sr. Sec’d. Notes	6.625%	04/15/18	8,250	8,518,125
D.R. Horton, Inc., Gtd. Notes	6.500%	04/15/16	2,525	2,569,188
KB Home, Gtd. Notes(b)	4.750%	05/15/19	1,950	1,917,620
KB Home, Gtd. Notes	7.250%	06/15/18	3,500	3,745,000
Lennar Corp., Gtd. Notes(b)	4.500%	06/15/19	3,125	3,242,188
Lennar Corp., Gtd. Notes	4.500%	11/15/19	5,000	5,175,000
Standard Pacific Corp., Gtd. Notes	8.375%	05/15/18	7,750	8,912,500
William Lyon Homes, Inc., Gtd. Notes(b)	8.500%	11/15/20	1,000	1,075,000

				39,846,808

Housewares — 0.2%
Scotts Miracle-Gro Co. (The), Gtd. Notes(b)	6.625%	12/15/20	1,405	1,447,150

Internet — 1.3%
Ancestry.com, Inc., Gtd. Notes	11.000%	12/15/20	3,500	3,823,750
Zayo Group LLC/Zayo Capital, Inc., Gtd. Notes	10.125%	07/01/20	4,521	4,927,890

				8,751,640

Iron/Steel — 0.9%
AK Steel Corp., Sr. Sec’d. Notes(b)	8.750%	12/01/18	2,671	2,570,303
Cliffs Natural Resources, Inc., Sr. Unsec’d. Notes(b)(d)	5.950%	01/15/18	2,100	1,081,500
JMC Steel Group, Inc., Sr. Unsec’d. Notes, 144A(b)	8.250%	03/15/18	1,250	850,000
Steel Dynamics, Inc., Gtd. Notes	6.125%	08/15/19	1,400	1,449,000

				5,950,803

Leisure — 0.7%
Jarden Corp., Gtd. Notes(b)	7.500%	05/01/17	1,307	1,408,293
NCL Corp. Ltd., Sr. Unsec’d. Notes, 144A(b)	5.250%	11/15/19	1,200	1,245,000
Royal Caribbean Cruises Ltd., Sr. Unsec’d. Notes(b)	7.250%	03/15/18	1,650	1,806,750

				4,460,043

Lodging — 3.7%
Boyd Gaming Corp., Gtd. Notes	9.000%	07/01/20	5,583	6,015,682
MGM Resorts International, Gtd. Notes	7.625%	01/15/17	6,889	7,327,623
MGM Resorts International, Gtd. Notes	8.625%	02/01/19	7,500	8,475,000
Station Casinos LLC, Gtd. Notes(b)	7.500%	03/01/21	3,275	3,496,063

				25,314,368

Machinery-Construction & Mining — 0.9%
Terex Corp., Gtd. Notes(b)	6.500%	04/01/20	5,850	5,893,875

Media — 8.5%
AMC Networks, Inc., Gtd. Notes	7.750%	07/15/21	9,000	9,652,500
Cablevision Systems Corp., Sr. Unsec’d. Notes	7.750%	04/15/18	2,065	2,168,250
Cablevision Systems Corp., Sr. Unsec’d. Notes(b)	8.625%	09/15/17	6,031	6,407,938
Carlson Travel Holdings, Inc., Sr. Unsec’d. Notes, PIK, 144A (original cost $2,100,000; purchased 06/26/14)(b)(c)(d)	7.500%	08/15/19	2,100	2,110,500
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes(b)	6.500%	04/30/21	11,843	12,427,748
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	7.000%	01/15/19	1,734	1,781,685

CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes(b)	7.375%	06/01/20	1,000	1,037,500
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A(b)	6.375%	09/15/20	2,405	2,408,006
Clear Channel Worldwide Holdings, Inc., Gtd. Notes(b)	7.625%	03/15/20	260	263,900
DISH DBS Corp., Gtd. Notes	4.250%	04/01/18	2,355	2,352,056
DISH DBS Corp., Gtd. Notes	7.875%	09/01/19	1,900	2,084,851
Entercom Radio LLC, Gtd. Notes	10.500%	12/01/19	5,000	5,200,000
Harron Communications LP/Harron Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $8,118,125; purchased 04/14/15-06/11/15)(c)(d)	9.125%	04/01/20	7,400	7,899,500
Univision Communications, Inc., Gtd. Notes, 144A (original cost $2,231,338; purchased 08/26/15-09/09/15)(b)(c)(d)	8.500%	05/15/21	2,130	2,225,850

				58,020,284

Mining — 0.4%
Alcoa, Inc., Sr. Unsec’d. Notes	6.750%	07/15/18	2,700	2,980,463

Miscellaneous Manufacturing — 1.8%
Koppers, Inc., Gtd. Notes	7.875%	12/01/19	7,075	7,075,000
SPX FLOW, Inc., Gtd. Notes(b)	6.875%	09/01/17	5,205	5,517,300

				12,592,300

Oil & Gas — 1.7%
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes(b)	6.500%	05/20/21	1,700	1,755,250
Citgo Holding, Inc., Sr. Sec’d. Notes, 144A	10.750%	02/15/20	2,550	2,562,750
EP Energy LLC/EP Energy Finance, Inc., Gtd. Notes	9.375%	05/01/20	1,000	870,000
Kodiak Oil & Gas Corp., Gtd. Notes	8.125%	12/01/19	3,500	3,526,250
Sunoco LP/Sunoco Finance Corp., Gtd. Notes, 144A(b)	5.500%	08/01/20	1,050	1,076,250
WPX Energy, Inc., Sr. Unsec’d. Notes(b)	7.500%	08/01/20	1,825	1,706,375

				11,496,875

Oil & Gas Services — 0.2%
PHI, Inc., Gtd. Notes	5.250%	03/15/19	1,475	1,305,375

Pharmaceuticals — 1.9%
Capsugel SA, Sr. Unsec’d. Notes, PIK, 144A(b)	7.000%	05/15/19	1,825	1,838,688
Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A	7.250%	12/15/20	2,150	2,222,562
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(b)	5.375%	03/15/20	7,975	6,938,250
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	6.375%	10/15/20	2,390	2,139,050

				13,138,550

Pipelines — 0.4%
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A (original cost $2,842,188; purchased 01/10/13-02/22/13)(c)(d)	6.000%	01/15/19	2,850	2,885,625

Real Estate Investment Trusts (REITs) — 0.2%
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes(b)	6.375%	02/15/22	1,475	1,541,375

Retail — 2.2%
Family Tree Escrow LLC, Gtd. Notes, 144A(b)	5.250%	03/01/20	850	886,125
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., Sr. Unsec’d. Notes(b)	8.625%	06/15/20	1,550	1,538,375
L Brands, Inc., Gtd. Notes(b)	8.500%	06/15/19	1,150	1,357,000

Landry’s, Inc., Gtd. Notes, 144A (original cost $9,372,486; purchased 11/20/14-09/30/15)(b)(c)(d)	9.375%	05/01/20	8,725	9,357,562
Petco Holdings, Inc., Sr. Unsec’d. Notes, PIK, 144A (original cost $1,938,281; purchased 01/30/13)(c)(d)	8.500%	10/15/17	1,875	1,907,813

				15,046,875

Semiconductors — 1.6%
Freescale Semiconductor, Inc., Sr. Sec’d. Notes, 144A(b)	5.000%	05/15/21	1,765	1,822,362
Freescale Semiconductor, Inc., Sr. Sec’d. Notes, 144A(b)	6.000%	01/15/22	8,650	9,212,250

				11,034,612

Software — 5.9%
Audatex North America, Inc., Gtd. Notes, 144A	6.000%	06/15/21	7,440	7,492,155
Emdeon, Inc., Gtd. Notes	11.000%	12/31/19	8,700	9,265,500
First Data Corp., Gtd. Notes(b)	11.750%	08/15/21	2,975	3,391,500
First Data Corp., Gtd. Notes	12.625%	01/15/21	10,960	12,562,900
Infor US, Inc., Sr. Sec’d. Notes, 144A (original cost $2,252,250; purchased 08/11/15)(c)(d)	5.750%	08/15/20	2,275	2,320,500
MedAssets, Inc., Gtd. Notes(b)	8.000%	11/15/18	5,319	5,418,731

				40,451,286

Telecommunications — 6.6%
Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Sec’d. Notes, 144A	14.750%	12/01/16	2,500	2,809,375
CommScope Holding Co., Inc., Sr. Sec’d. Notes, 144A(b)	4.375%	06/15/20	3,475	3,544,500
CommScope Holding Co., Inc., Sr. Unsec’d. Notes, PIK, 144A	6.625%	06/01/20	6,355	6,609,200
Frontier Communications Corp., Sr. Unsec’d. Notes(b)	8.125%	10/01/18	1,500	1,582,500
Level 3 Financing, Inc., Gtd. Notes	7.000%	06/01/20	4,700	4,982,000
Level 3 Financing, Inc., Gtd. Notes	8.625%	07/15/20	6,600	6,971,250
Qwest Capital Funding, Inc., Gtd. Notes	6.500%	11/15/18	4,000	4,200,000
Sprint Communications, Inc., Sr. Unsec’d. Notes(b)	8.375%	08/15/17	5,850	5,974,312
T-Mobile USA, Inc., Gtd. Notes(b)	6.542%	04/28/20	1,375	1,409,375
T-Mobile USA, Inc., Gtd. Notes(b)	6.625%	11/15/20	1,000	1,030,000
Windstream Corp., Gtd. Notes(b)	7.750%	10/15/20	2,000	1,800,000
Windstream Holdings, Inc., Gtd. Notes	7.875%	11/01/17	3,750	3,977,325

				44,889,837

Transportation — 0.9%
XPO Logistics, Inc., Sr. Unsec’d. Notes, 144A	7.875%	09/01/19	6,100	6,138,125

TOTAL CORPORATE BONDS (cost $600,810,237)				587,688,329

FOREIGN BONDS — 45.6%
Argentina — 0.6%
YPF SA, Sr. Unsec’d. Notes, RegS(b)	8.875%	12/19/18	400	413,000
YPF SA, Sr. Unsec’d. Notes, 144A(b)	8.875%	12/19/18	3,830	3,954,475

				4,367,475

Australia — 0.1%
FMG Resources (August 2006) Pty Ltd., Gtd. Notes, 144A(b)	8.250%	11/01/19	972	826,200

Barbados — 0.4%
Columbus International, Inc., Gtd. Notes, RegS (original cost $1,075,000; purchased 06/11/15)(b)(c)(d)	7.375%	03/30/21	1,000	1,040,000
Columbus International, Inc., Gtd. Notes, 144A (original cost $1,899,500; purchased 08/03/15-08/26/15)(b)(c)(d)	7.375%	03/30/21	1,800	1,872,000

				2,912,000

Brazil — 2.4%
Bertin SA/Bertin Finance Ltd., Gtd. Notes, RegS	10.250%		10/05/16		6,000	6,337,500
Bertin SA/Bertin Finance Ltd., Gtd. Notes, 144A	10.250%		10/05/16		1,980	2,091,375
JBS USA LLC/JBS USA Finance, Inc., Gtd. Notes, 144A (original cost $1,068,500; purchased 06/10/15)(b)(c)(d)	8.250%		02/01/20		1,000	1,047,500
Minerva Luxembourg SA, Gtd. Notes, 144A(b)	12.250%		02/10/22		3,325	3,591,000
Petrobras Global Finance BV, Gtd. Notes(b)	2.000%		05/20/16		1,500	1,478,250
Petrobras Global Finance BV, Gtd. Notes(b)	3.875%		01/27/16		2,000	1,995,000

						16,540,625

Canada — 4.3%
Bombardier, Inc., Sr. Unsec’d. Notes, 144A(b)	4.750%		04/15/19		1,525	1,319,125
Bombardier, Inc., Sr. Unsec’d. Notes, 144A	7.500%		03/15/18		3,975	3,935,250
Brookfield Residential Properties, Inc., Gtd. Notes, 144A	6.500%		12/15/20		3,025	3,032,562
Cott Beverages, Inc., Gtd. Notes(b)	6.750%		01/01/20		3,600	3,816,000
Kissner Milling Co., Ltd., Sr. Sec’d. Notes, 144A (original cost $2,103,000; purchased 05/15/14-02/03/15)(b)(c)(d)	7.250%		06/01/19		2,100	2,128,875
Lundin Mining Corp., Sr. Sec’d. Notes, 144A(b)	7.500%		11/01/20		4,975	5,024,750
NCSG Crane & Heavy Haul Services, Sec’d. Notes, 144A	9.500%		08/15/19		1,925	1,116,500
Telesat Canada/Telesat LLC, Gtd. Notes, 144A	6.000%		05/15/17		7,740	7,856,100
Tembec Industries, Inc., Sr. Sec’d. Notes, 144A(b)	9.000%		12/15/19		1,250	1,000,000

						29,229,162

Colombia — 0.3%
Pacific Rubiales Energy Corp., Gtd. Notes, 144A(b)	5.375%		01/26/19		400	174,000
Pacific Rubiales Energy Corp., Gtd. Notes, 144A	7.250%		12/12/21		4,000	1,640,000

						1,814,000

France — 4.9%
Alcatel-Lucent USA, Inc., Gtd. Notes, 144A	4.625%		07/01/17		2,800	2,884,000
Alcatel-Lucent USA, Inc., Gtd. Notes, 144A	6.750%		11/15/20		5,150	5,471,875
Alcatel-Lucent USA, Inc., Gtd. Notes, 144A	8.875%		01/01/20		5,995	6,482,094
Cerba European Lab SAS, Sr. Sec’d. Notes, RegS(b)	7.000%		02/01/20	EUR	1,700	1,948,855
Dry Mix Solutions Investissements SAS, Sr. Sec’d. Notes, 144A	4.212	%(a)	06/15/21	EUR	3,500	3,714,069
Financiere Quick SAS, Sr. Sec’d. Notes, 144A(b)	4.701	%(a)	04/15/19	EUR	1,525	1,497,179
Loxam SAS, Sr. Sub. Notes, RegS(b)	7.375%		01/24/20	EUR	1,600	1,876,003
Numericable Group SA, Sr. Sec’d. Notes, 144A	4.875%		05/15/19		5,470	5,497,350
Picard Groupe SA, Sr. Sec’d. Notes, 144A(b)	4.250	%(a)	08/01/19	EUR	825	910,305
THOM Europe SAS, Sr. Sec’d. Notes, 144A	7.375%		07/15/19	EUR	2,500	2,927,819

						33,209,549

Germany — 4.1%
BMBG Bond Finance SCA, Sr. Sec’d. Notes, 144A(b)	4.951	%(a)	10/15/20	EUR	4,800	5,289,454
Galapagos SA, Sr. Sec’d. Notes, 144A(b)	4.712	%(a)	06/15/21	EUR	5,000	5,263,476
Schaeffler Holding Finance BV, Gtd. Notes, 144A	3.250%		05/15/19	EUR	2,000	2,235,039
Schaeffler Holding Finance BV, Sr. Sec’d. Notes, PIK, 144A(b)	6.250%		11/15/19		1,450	1,529,750
Schaeffler Holding Finance BV, Sr. Sec’d. Notes, PIK, 144A	6.875%		08/15/18		6,150	6,365,250
Schaeffler Holding Finance BV, Sr. Sec’d. Notes, PIK, 144A(b)	6.875%		08/15/18	EUR	1,900	2,167,686
Techem GmbH, Sr. Sec’d. Notes, MTN, RegS	6.125%		10/01/19	EUR	3,000	3,457,795
Trionista TopCo GmbH, Gtd. Notes, RegS(b)	6.875%		04/30/21	EUR	1,000	1,165,717
ZF North America Capital, Inc., Gtd. Notes, 144A(b)	4.000%		04/29/20		225	227,250

						27,701,417

Indonesia — 0.6%
Berau Capital Resources Pte Ltd. , Sr. Sec’d. Notes, RegS (original cost $6,237,063; purchased 01/03/13-02/04/13)(b)(c)(d)(e)	12.500%		07/08/49		5,725	1,688,875
TBG Global Pte Ltd., Gtd. Notes, RegS(b)	4.625%		04/03/18		500	497,500
TBG Global Pte Ltd., Gtd. Notes, 144A(b)	4.625%		04/03/18		1,500	1,492,500
Theta Capital Pte Ltd., Gtd. Notes, RegS(b)	7.000%		05/16/19		350	350,099

						4,028,974

Ireland — 1.3%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., Gtd. Notes, 144A(b)	6.250%		01/31/19		950	960,687
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., Gtd. Notes, 144A(b)	6.750%		01/31/21		1,950	1,998,750
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., Gtd. Notes, 144A(b)	9.125%		10/15/20		1,425	1,492,702
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., Gtd. Notes, 144A(b)	9.125%		10/15/20		500	524,380
Smurfit Kappa Acquisitions, Sr. Unsec’d. Notes, 144A(b)	4.875%		09/15/18		4,038	4,239,900

						9,216,419

Italy — 1.9%
GCL Holdings SCA, Sec’d. Notes, RegS(b)	9.375%		04/15/18	EUR	1,400	1,603,702
TeamSystem Holding SpA, Sr. Sec’d. Notes, RegS(b)	7.375%		05/15/20	EUR	1,700	1,949,790
Telecom Italia Capital SA, Gtd. Notes(b)	6.999%		06/04/18		4,045	4,459,613
Wind Acquisition Finance SA, Sr. Sec’d. Notes, 144A(b)	3.951	%(a)	07/15/20	EUR	2,000	2,191,053
Wind Acquisition Finance SA, Sr. Sec’d. Notes, 144A(b)	6.500%		04/30/20		2,600	2,743,000

						12,947,158

Luxembourg — 4.1%
Altice Financing SA, Sr. Sec’d. Notes, 144A(b)	7.875%		12/15/19		1,700	1,775,437
ArcelorMittal, Sr. Unsec’d. Notes(b)	5.250%		02/25/17		4,300	4,332,250
ArcelorMittal, Sr. Unsec’d. Notes(b)	6.000%		08/05/20		900	856,688
ArcelorMittal, Sr. Unsec’d. Notes(b)	6.125%		06/01/18		3,500	3,508,750
ArcelorMittal, Sr. Unsec’d. Notes(b)	6.250%		03/01/21		1,100	1,038,813
ArcelorMittal, Sr. Unsec’d. Notes(b)	10.600%		06/01/19		1,115	1,232,075
ConvaTec Finance International SA, Sr. Unsec’d. Notes, PIK, 144A(b)	8.250%		01/15/19		1,275	1,271,812
ConvaTec Healthcare E SA, Gtd. Notes, RegS(b)	10.875%		12/15/18	EUR	3,570	4,054,909
GCS Holdco Finance I SA, Sr. Sec’d. Notes, RegS(b)	6.500%		11/15/18	EUR	1,787	2,029,530
Intelsat Jackson Holdings SA, Gtd. Notes(b)	7.250%		04/01/19		6,209	5,820,937
Intelsat Jackson Holdings SA, Gtd. Notes(b)	7.250%		10/15/20		2,000	1,825,000

						27,746,201

Mexico — 1.3%
Cemex Espana Luxembourg, Sr. Sec’d. Notes, 144A	9.875%		04/30/19		5,500	5,864,375
Cemex Espana SA, Sr. Sec’d. Notes, RegS(b)	9.875%		04/30/19		1,500	1,599,375
Cemex SAB de CV, Sr. Sec’d. Notes, 144A(b)	6.500%		12/10/19		1,315	1,334,725

						8,798,475

Netherlands — 2.7%
Carlson Wagonlit BV, Sr. Sec’d. Notes, 144A (original cost $3,016,933; purchased 04/07/14)(c)(d)	7.500%		06/15/19	EUR	2,000	2,306,913
InterXion Holding NV, Sr. Sec’d. Notes, RegS(b)	6.000%		07/15/20	EUR	2,000	2,332,138
NXP BV/NXP Funding LLC, Gtd. Notes, 144A(b)	3.750%		06/01/18		100	100,250
NXP BV/NXP Funding LLC, Gtd. Notes, 144A(b)	4.125%		06/15/20		3,865	3,942,300
UPCB Finance V Ltd., Sr. Sec’d. Notes, 144A(b)	7.250%		11/15/21		5,294	5,637,897
UPCB Finance VI Ltd., Sr. Sec’d. Notes, 144A(b)	6.875%		01/15/22		3,600	3,807,000

						18,126,498

New Zealand — 0.2%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Gtd. Notes(b)	9.875%		08/15/19		750	789,375
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr. Sec’d. Notes(b)	5.750%		10/15/20		959	997,360

						1,786,735

Peru — 0.4%
Peru Enhanced Pass-Through Finance Ltd., Pass-Through Certificates, RegS(b)	1.390	%(f)	05/31/18		2,582	2,488,770

Poland — 1.7%
Eileme 2 AB, Sec’d. Notes, RegS(b)	11.625%		01/31/20		1,000	1,080,100
Eileme 2 AB, Sr. Sec’d. Notes, RegS(b)	11.750%		01/31/20	EUR	7,400	8,768,062
TVN Finance Corp. III AB, Gtd. Notes, RegS(b)	7.875%		11/15/18	EUR	1,666	1,869,574

						11,717,736

Russia — 3.0%
Evraz Group SA, Sr. Unsec’d. Notes, RegS(b)	7.400%		04/24/17		500	516,312
Gazprom OAO Via GAZ Capital SA, Sr. Unsec’d. Notes, RegS(b)	3.755%		03/15/17	EUR	2,000	2,215,795
Gazprom OAO Via GAZ Capital SA, Sr. Unsec’d. Notes, RegS(b)	5.092%		11/29/15		500	501,178
Gazprom OAO Via GAZ Capital SA, Sr. Unsec’d. Notes, RegS(b)	6.212%		11/22/16		1,000	1,034,700
Gazprom OAO Via GAZ Capital SA, Sr. Unsec’d. Notes, RegS(b)	8.146%		04/11/18		815	881,977
Gazprom OAO Via Gaz Capital SA, Sr. Unsec’d. Notes, 144A(b)	4.300%		11/12/15		1,500	1,500,015
Gazprom OAO Via Gaz Capital SA, Sr. Unsec’d. Notes, 144A(b)	8.146%		04/11/18		2,000	2,164,360
Lukoil International Finance BV, Gtd. Notes, RegS(b)	3.416%		04/24/18		1,950	1,900,587
Russian Foreign Bond - Eurobond, Sr. Unsec’d. Notes, RegS(b)	3.500%		01/16/19		1,400	1,412,250
Sberbank of Russia Via SB Capital SA, Sr. Unsec’d. Notes, MTN, RegS(b)	5.400%		03/24/17		1,000	1,022,500
Severstal OAO Via Steel Capital SA, Sr. Unsec’d. Notes, RegS(b)	4.450%		03/19/18		1,500	1,485,300
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, Sr. Unsec’d. Notes, RegS(b)	9.125%		04/30/18		2,175	2,397,938
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, Sr. Unsec’d. Notes, 144A(b)	9.125%		04/30/18		2,200	2,425,500
VTB Bank OJSC Via VTB Capital SA, Sr. Unsec’d. Notes, RegS(b)	6.000%		04/12/17		1,000	1,028,054

						20,486,466

Spain — 0.3%
Gestamp Funding Luxembourg SA, Sr. Sec’d. Notes, 144A(b)	5.625%		05/31/20		2,000	2,050,000

Sweden — 0.1%
Verisure Holding AB, Sr. Sec’d. Notes, 144A(b)	6.000%		11/01/22	EUR	500	562,196

Switzerland — 0.4%
Gategroup Finance SA, Gtd. Notes, MTN, RegS(b)	6.750%		03/01/19	EUR	2,143	2,475,698

United Kingdom — 10.5%
Anglian Water Osprey Financing PLC, Sr. Sec’d. Notes, MTN(b)	7.000%		01/31/18	GBP	2,000	3,345,255
Bakkavor Finance 2 PLC, Sr. Sec’d. Notes, RegS(b)	8.750%		06/15/20	GBP	1,000	1,688,043
Elli Finance UK PLC, Sr. Sec’d. Notes, RegS	8.750%		06/15/19	GBP	1,050	1,435,802
Fiat Chrysler Automobiles NV, Sr. Unsec’d. Notes(b)	4.500%		04/15/20		1,275	1,287,750
Fiat Finance & Trade SA, Ser. G, Gtd. Notes, MTN, RegS(b)	6.375%		04/01/16	EUR	6,000	6,727,353
Gala Group Finance PLC, Sr. Sec’d. Notes, RegS(b)	8.875%		09/01/18	GBP	1,319	2,129,137
Grainger PLC, Sr. Sec’d. Notes, RegS(b)	5.000%		12/16/20	GBP	3,565	5,723,944
Iceland Bondco PLC, Sr. Sec’d. Notes, 144A(b)	4.830	%(a)	07/15/20	GBP	1,074	1,436,294
IDH Finance PLC, Sr. Sec’d. Notes, 144A	5.585	%(a)	12/01/18	GBP	1,700	2,607,603
IDH Finance PLC, Sr. Sec’d. Notes, MTN, 144A	6.000%		12/01/18	GBP	1,500	2,333,200
Innovia Group Finance PLC, Sr. Sec’d. Notes, 144A	4.962	%(a)	03/31/20	EUR	2,000	2,144,318
Interoute Finco PLC, Sr. Sec’d. Notes, 144A(b)	7.375%		10/15/20	EUR	1,275	1,479,868
Jaguar Land Rover Automotive PLC, Gtd. Notes, 144A(b)	4.250%		11/15/19		1,850	1,882,375
Jerrold Finco PLC, Sr. Sec’d. Notes, RegS(b)	9.750%		09/15/18	GBP	400	676,759
Jerrold Finco PLC, Sr. Sec’d. Notes, 144A(b)	9.750%		09/15/18	GBP	2,000	3,383,795
Kelda Finance No 3 PLC, Sr. Sec’d. Notes, RegS(b)	5.750%		02/17/20	GBP	1,370	2,209,660
MEIF Renewable Energy UK PLC, Sr. Sec’d. Notes, RegS(b)	6.750%		02/01/20	GBP	1,350	2,070,744
Pendragon PLC, Sr. Sec’d. Notes, RegS(b)	6.875%		05/01/20	GBP	2,000	3,214,991
Pizzaexpress Financing 2 PLC, Sr. Sec’d. Notes, RegS(b)	6.625%		08/01/21	GBP	1,500	2,404,498
Priory Group No. 3 PLC, Sr. Sec’d. Notes, RegS	7.000%		02/15/18	GBP	2,265	3,595,823
R&R Ice Cream PLC, Sr. Sec’d. Notes, RegS(b)	5.500%		05/15/20	GBP	500	791,030
Sable International Finance Ltd., Sr. Sec’d. Notes, 144A(b)	8.750%		02/01/20		5,000	5,281,250
Stonegate Pub Co. Financing PLC, 144A(b)	5.750%		04/15/19	GBP	3,000	4,657,936
Virgin Media Secured Finance PLC, Sr. Sec’d. Notes(b)	5.500%		01/15/21	GBP	1,500	2,467,896
Voyage Care Bondco PLC, Sr. Sec’d. Notes, RegS(b)	6.500%		08/01/18	GBP	2,030	3,192,021
William Hill PLC, Gtd. Notes, RegS(b)	4.250%		06/05/20	GBP	2,000	3,113,245

						71,280,590

TOTAL FOREIGN BONDS (cost $336,482,526)						310,312,344

TOTAL LONG-TERM INVESTMENTS (cost $975,961,825)						931,470,212

SHORT-TERM INVESTMENT — 0.3%

				Shares
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $1,971,430)(g)					1,971,430	1,971,430

TOTAL INVESTMENTS — 137.1% (cost $977,933,255)(h)						933,441,642
Liabilities in excess of other assets(i) — (37.1)%						(252,814,711)

NET ASSETS — 100.0%						$680,626,931

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
MTN	Medium Term Note
OTC	Over-the-counter
PIK	Payment-in-Kind

RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
EUR	Euro
GBP	British Pound

#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2015.
(b)	Represents security, or portion thereof, with an aggregate value of $570,831,769 segregated as collateral for amount of $275,000,000 borrowed and outstanding as of October 31, 2015.
(c)	Indicates a restricted security; the aggregate original cost of the restricted securities is $70,233,008. The aggregate value of $63,889,549 is approximately 9.4% of net assets.
(d)	Indicates a security or securities that have been deemed illiquid.
(e)	Represents issuer in default on interest payments. Non-income producing security.
(f)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(g)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(h)	The United States federal income tax basis of investments and net unrealized depreciation were as follows:

Tax Basis	$993,663,722

Appreciation	3,217,453
Depreciation	(63,439,533)

Net Unrealized Depreciation	$(60,222,080)

The book basis may differ from tax basis due to certain tax-related adjustments.

(i)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at October 31, 2015:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
OTC forward foreign currency exchange contracts:
British Pound,
Expiring 11/03/15	Goldman Sachs & Co.	GBP	19,657	$30,099,073	$30,302,839	$203,766
Expiring 11/03/15	JPMorgan Chase	GBP	19,657	30,099,072	30,302,839	203,767
Euro,
Expiring 11/03/15	Bank of America	EUR	16,492	18,224,196	18,136,645	(87,551)
Expiring 11/03/15	Citigroup Global Markets	EUR	16,492	18,225,038	18,136,645	(88,393)
Expiring 11/03/15	Deutsche Bank AG	EUR	16,492	18,224,197	18,136,646	(87,551)
Expiring 11/03/15	JPMorgan Chase	EUR	16,492	18,224,197	18,136,646	(87,551)
Expiring 11/03/15	UBS AG	EUR	16,492	18,229,145	18,136,646	(92,499)
Expiring 12/02/15	Bank of America	EUR	2,975	3,263,347	3,272,784	9,437

				$154,588,265	$154,561,690	$(26,575)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
OTC forward foreign currency exchange contracts:
British Pound,
Expiring 11/03/15	Citigroup Global Markets	GBP	3,054	$4,626,145	$4,707,984	$(81,839)
Expiring 11/03/15	Goldman Sachs & Co.	GBP	17,337	26,307,023	26,725,371	(418,348)
Expiring 11/03/15	JPMorgan Chase	GBP	17,337	26,306,937	26,725,371	(418,434)
Expiring 11/03/15	Morgan Stanley	GBP	1,587	2,431,759	2,446,952	(15,193)
Expiring 12/02/15	Goldman Sachs & Co.	GBP	19,657	30,094,158	30,298,121	(203,963)
Expiring 12/02/15	JPMorgan Chase	GBP	19,657	30,094,453	30,298,122	(203,669)

Forward foreign currency exchange contracts outstanding at October 31, 2015 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
OTC forward foreign currency exchange contracts (cont’d.):
Euro,
Expiring 11/03/15	Bank of America	EUR	11,624	12,994,439	12,782,612	211,827
Expiring 11/03/15	Barclays Capital Group	EUR	11,624	12,994,498	12,782,612	211,886
Expiring 11/03/15	Citigroup Global Markets	EUR	1,096	1,231,441	1,204,943	26,498
Expiring 11/03/15	Citigroup Global Markets	EUR	11,624	12,994,498	12,782,612	211,886
Expiring 11/03/15	Deutsche Bank AG	EUR	11,624	12,994,439	12,782,612	211,827
Expiring 11/03/15	Goldman Sachs & Co.	EUR	11,624	12,994,439	12,782,612	211,827
Expiring 11/03/15	JPMorgan Chase	EUR	11,624	12,994,381	12,782,612	211,769
Expiring 11/03/15	UBS AG	EUR	11,624	12,994,497	12,782,612	211,885
Expiring 12/02/15	Bank of America	EUR	16,492	18,231,042	18,143,670	87,372
Expiring 12/02/15	Citigroup Global Markets	EUR	16,492	18,232,246	18,143,670	88,576
Expiring 12/02/15	Deutsche Bank AG	EUR	16,492	18,231,701	18,143,669	88,032
Expiring 12/02/15	JPMorgan Chase	EUR	16,492	18,231,618	18,143,669	87,949
Expiring 12/02/15	UBS AG	EUR	16,492	18,236,583	18,143,669	92,914

				$303,216,297	$302,603,495	$612,802

						$586,227

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of October 31, 2015.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Bank Loans	$—	$32,521,119	$948,420
Corporate Bonds	—	587,688,329	—
Foreign Bonds	—	310,312,344	—
Affiliated Money Market Mutual Fund	1,971,430	—	—
Other Financial Instruments*
OTC Forward Foreign Currency Exchange Contracts	—	586,227	—

Total	$1,971,430	$931,108,019	$948,420

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory Notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund may invest in illiquid securities, including repurchase agreements which have a maturity of longer than seven days, certain securities with legal or contractual restrictions on resale (restricted securities, sometimes referred to as Private Placements) and securities that are not readily marketable. Restricted securities are valued pursuant to the valuation procedures noted above.

The Fund invests in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website. (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Global Short Duration High Yield Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date     December 18, 2015

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date December 18, 2015

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date     December 18, 2015

*	Print the name and title of each signing officer under his or her signature.